Income Tax Provision (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax Provision [Line Items]
Valuation allowance increased	$ 2,500
Foreign net operating loss carryovers	3,900
Net operating loss carryover subject to expire	42
Ireland [Member]
Income Tax Provision [Line Items]
Foreign net operating loss carryovers	2,400
Luxembourg [Member]
Income Tax Provision [Line Items]
Foreign net operating loss carryovers	$ 51